                                          OppenheimerFunds, Inc.
                                        Two World Financial Center
                                            225 Liberty Street
                                            New York, NY 10281

July 12, 2007

VIA EDGAR
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

       Re:        Oppenheimer Global Value Fund
                  EDGAR Filing of Initial Registration Statement

Dear Madam/Sir:

     On behalf of  Oppenheimer  Global  Value  Fund  (the  "Fund"),  transmitted
herewith  for  filing  with  the   Securities  and  Exchange   Commission   (the
"Commission")  under the Securities Act of 1933 (the  "Securities  Act") and the
Investment Company Act of 1940, as amended (the "Investment Company Act") is the
Fund's  initial   registration   statement  on  Form  N-1A  (the   "Registration
Statement"). The Fund is concurrently filing its Notification of Registration on
Form N-8A.

     The Trustees of the Fund who are not  "interested  persons" of the Fund, as defined in the  Investment  Company  Act,  have not,  at the date  hereof,  been elected. However, the Board of Trustees of the Fund will be properly constituted in  accordance  with  Section  10 of the  Investment  Company  Act  prior to the effective date of the Registration Statement.

     Pursuant to 1940 Act Release No.  IC-13768  (February 15,  1984),  the Fund
requests selective review of this Registration Statement. The Fund believes that selective  review is  proper  because:  (1) it  employs  investment  objectives, policies  and  techniques  that are  similar  to  those  of  other  funds in the
OppenheimerFunds complex; and (2) its Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

     For purposes of this  selective  review,  the Fund has  described:  (1) any material  changes  from a recent  filing by  Oppenheimer  Global Fund (Reg.  No.
2-31661;  811-1810) filed on Form N-1A ("Global  Fund") by the complex;  (2) any problem  areas  that  warrant  particular  attention;  (3)  any  new  investment techniques,  products or methods of distribution  covered by the filing; and (4)
the  identity  of any  prior  filings,  or  portions  thereof,  that  Registrant considers similar to, or intends as precedent for, the current filing.

Similarity to Prior Filings

     Except  as set  forth  below,  the  Fund is  substantially  similar  in all material  respects to Oppenheimer  Global Fund.  Global Fund most recently filed its  registration  statement  on Form N-1A for full staff review on November 18,
2005 under Rule 485(a).

     Except as noted below,  the Staff has reviewed the disclosure  contained in
the   registration   statement   of  Global   Fund  and   other   funds  in  the
OppenheimerFunds complex that are materially similar to relevant portions of the
Fund's disclosure.

Differences between the Fund and Global Fund:

     1. Investment  Objective,  Investment  Techniques and Policies.  The Fund's
investment  objective  is  identical to Global  Fund.  However,  the  investment techniques and policies of the Fund are different than those of the Global Fund.
Those  differences are detailed in the accompanying  Prospectus and Statement of
Additional Information ("SAI").

     2.  Officers  and  Trustees.  The  Officers  and  Trustees  of the Fund are
virtually  identical  to those of  other  Board I funds in the  OppenheimerFunds complex;  with the exception that the portfolio manager serving as an officer is different and the Fund has been updated to reflect certain board member changes.

     3. Material Differences. The Fund's Registration Statement contains various nonmaterial  disclosures that differ from those of Global Fund. For example, the
Registration  Statement contains updated  information on the number and identity of the Oppenheimer funds.

     4.  Part C. All  Exhibits  included  in Part C of the  Fund's  Registration
Statement are similar in all material  respects to those of Global Fund,  except that they may contain updated information.

     5. Other  Matters.  An audited  Statement of Assets and  Liabilities of the
Fund, the consent of the Fund's independent auditors, and the Opinion of Counsel
are  not  included  in  the  Registration  Statement,   but  will  be  added  by
Pre-Effective Amendment. It is anticipated that at the time of the filing of the
Fund's  Pre-Effective  Amendment,  the Fund  will  request  acceleration  of the effective date of its Registration Statement to a date on or about September 27,
2007.

     6. Updated  Prospectus and SAI  Disclosure.  Since the Global Fund's 485(a)
filing in November 2005, the Global Fund's  prospectus and SAI have been updated to amend disclosure  related to "Other Payments to Financial  Intermediaries and
Service  Providers" and  "Redemption  Fees." The Fund's  prospectus and SAI also include this updated disclosure.

     In order to expedite  review and achieve  consistency,  we request that you address any comments on this filing to:

                      Nancy S. Vann
                      Vice President & Associate Counsel
                      OppenheimerFunds, Inc.
                      Two World Financial Center
                      225 Liberty Street, 16th Floor
                      New York, New York 10281-1008
                      212.323.5089 / nvann@oppenheimerfunds.com

     Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
__________________
Taylor V. Edwards
Vice President & Assistant Counsel

Encl.
cc:    Ronald M. Feiman, Esq.
       Vincent DiStefano, Esq. (SEC)
       Dennis Hess
       Scott Huebl
       Gloria LaFond
       Brian Petersen
       Brian Wixted
       Robert G. Zack, Esq.
       Phillip S. Gillespie, Esq.
       Amee Kantesaria, Esq.